Related Party Disclosures - Transactions with shareholders (Details) - Cloud subscription - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Disclosures
Prepayments	€ 0	€ 2,927
Remaining commitments on the contract	26,894	34,015
General and Administrative Expenses
Related Party Disclosures
Gain on dilution	€ 13,527	6,590
Shareholders
Related Party Disclosures
Purchase obligation		42,433
Term for Installment Payments		€ 50,000